Event (Unaudited) Subsequent to the Date of the Independent Auditor's Report - Additional Information (Detail) - Subsequent Event [Member] - USD ($) $ in Millions	Jan. 06, 2020	Dec. 31, 2019
Subsequent Event [Line Items]
Class of warrants expired		463,735
Kyorin Pharmaceutical Co., Ltd. [Member]
Subsequent Event [Line Items]
Collaborative arrangement, nature and purpose	On January 6, 2020, we entered into a license with Kyorin Pharmaceutical Co., Ltd. (Kyorin) for the development and commercialization of ATYR1923 for ILDs in Japan. Under the collaboration and license agreement with Kyorin (the Kyorin Agreement), Kyorin received an exclusive right to develop and commercialize ATYR1923 in Japan for all forms of ILDs.
Upfront payment receivable from collaborative agreement	$ 8.0
Aggregate additional revenue receivable from collaborative agreement up on satisfaction of eligibility criteria	$ 167.0